Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.7%
Security	Shares	Value
Aerospace & Defense — 2.6%
Hexcel Corp.	222,728	$ 14,786,912
Huntington Ingalls Industries, Inc.(1)	126,164	32,666,383
		$ 47,453,295
Banks — 5.9%
JPMorgan Chase & Co.(1)	528,940	$ 92,225,978
M&T Bank Corp.	43,055	5,945,896
Wells Fargo & Co.	145,704	7,311,427
		$ 105,483,301
Beverages — 3.0%
Constellation Brands, Inc., Class A	216,770	$ 53,125,992
		$ 53,125,992
Biotechnology — 4.3%
AbbVie, Inc.	197,637	$ 32,491,523
Neurocrine Biosciences, Inc.(2)	244,713	34,203,536
Vertex Pharmaceuticals, Inc.(2)	26,232	11,368,424
		$ 78,063,483
Building Products — 1.7%
Johnson Controls International PLC	589,739	$ 31,073,348
		$ 31,073,348
Capital Markets — 4.2%
Charles Schwab Corp.	842,884	$ 53,034,261
S&P Global, Inc.	49,025	21,980,359
		$ 75,014,620
Chemicals — 2.5%
FMC Corp.	238,190	$ 13,386,278
Linde PLC	78,828	31,911,939
		$ 45,298,217
Consumer Staples Distribution & Retail — 3.6%
BJ's Wholesale Club Holdings, Inc.(1)(2)	548,302	$ 35,277,751
Dollar Tree, Inc.(1)(2)	224,331	29,302,115
		$ 64,579,866
Security	Shares	Value
Containers & Packaging — 1.3%
Ball Corp.	412,492	$ 22,872,681
		$ 22,872,681
Electric Utilities — 2.0%
NextEra Energy, Inc.	625,601	$ 36,678,987
		$ 36,678,987
Electrical Equipment — 1.3%
Eaton Corp. PLC	97,431	$ 23,975,821
		$ 23,975,821
Electronic Equipment, Instruments & Components — 1.6%
Zebra Technologies Corp., Class A(2)	120,153	$ 28,782,651
		$ 28,782,651
Entertainment — 3.1%
TKO Group Holdings, Inc.	198,430	$ 16,606,607
Walt Disney Co.(1)	401,710	38,584,245
		$ 55,190,852
Financial Services — 2.1%
Fidelity National Information Services, Inc.	315,799	$ 19,661,646
Fiserv, Inc.(2)	120,991	17,164,993
		$ 36,826,639
Food Products — 1.2%
Hershey Co.	108,148	$ 20,930,964
		$ 20,930,964
Ground Transportation — 1.3%
CSX Corp.	676,538	$ 24,152,407
		$ 24,152,407
Health Care Equipment & Supplies — 3.3%
Boston Scientific Corp.(1)(2)	638,556	$ 40,395,053
Zimmer Biomet Holdings, Inc.(1)	147,405	18,514,068
		$ 58,909,121
Health Care Providers & Services — 1.4%
Humana, Inc.	41,840	$ 15,818,030
McKesson Corp.	19,191	9,593,389
		$ 25,411,419

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.6%
Papa John's International, Inc.	141,451	$ 10,393,819
		$ 10,393,819
Household Products — 0.6%
Clorox Co.	69,865	$ 10,147,891
		$ 10,147,891
Industrial Conglomerates — 1.3%
3M Co.	240,266	$ 22,669,097
		$ 22,669,097
Industrial REITs — 0.8%
First Industrial Realty Trust, Inc.	287,943	$ 14,834,823
		$ 14,834,823
Insurance — 6.2%
American International Group, Inc.(1)	652,834	$ 45,378,491
Arch Capital Group Ltd.(2)	270,708	22,314,461
Reinsurance Group of America, Inc.	246,063	42,787,895
		$ 110,480,847
Interactive Media & Services — 2.0%
Alphabet, Inc., Class C(1)(2)	250,463	$ 35,515,653
		$ 35,515,653
Leisure Products — 1.1%
Hasbro, Inc.	391,950	$ 19,185,953
		$ 19,185,953
Life Sciences Tools & Services — 2.7%
Thermo Fisher Scientific, Inc.	89,315	$ 48,138,999
		$ 48,138,999
Machinery — 4.9%
Ingersoll Rand, Inc.	206,888	$ 16,522,076
PACCAR, Inc.	265,744	26,678,040
Toro Co.	138,476	12,806,260
Westinghouse Air Brake Technologies Corp.	243,209	31,999,008
		$ 88,005,384
Metals & Mining — 1.6%
Alcoa Corp.	344,335	$ 10,243,966
Steel Dynamics, Inc.	157,754	19,039,331
		$ 29,283,297
Security	Shares	Value
Multi-Utilities — 2.5%
CMS Energy Corp.	464,732	$ 26,564,081
Sempra	254,764	18,230,912
		$ 44,794,993
Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.(1)	321,439	$ 47,389,752
ConocoPhillips(1)	447,039	50,010,253
EOG Resources, Inc.	186,306	21,199,760
EQT Corp.	546,156	19,333,922
		$ 137,933,687
Personal Care Products — 0.4%
Estee Lauder Cos., Inc., Class A	60,964	$ 8,046,638
		$ 8,046,638
Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	692,564	$ 33,845,603
Johnson & Johnson	85,100	13,522,390
Sanofi SA	319,201	31,966,555
Zoetis, Inc.	190,561	35,789,261
		$ 115,123,809
Professional Services — 0.4%
Robert Half, Inc.	100,919	$ 8,027,097
		$ 8,027,097
Residential REITs — 3.6%
Invitation Homes, Inc.	700,683	$ 23,073,491
Mid-America Apartment Communities, Inc.	326,471	41,259,405
		$ 64,332,896
Semiconductors & Semiconductor Equipment — 5.8%
Micron Technology, Inc.	535,453	$ 45,915,095
ON Semiconductor Corp.(2)	348,157	24,764,407
QUALCOMM, Inc.	74,970	11,133,795
Texas Instruments, Inc.	138,188	22,126,662
		$ 103,939,959
Specialty Retail — 2.2%
Lithia Motors, Inc.	93,343	$ 27,522,184
Lowe's Cos., Inc.	59,081	12,574,800
		$ 40,096,984
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	59,265	$ 10,928,466

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Logitech International SA(1)	183,903	$ 15,335,671
		$ 26,264,137
Total Common Stocks (identified cost $1,374,536,024)		$1,771,039,627

Corporate Bonds — 20.3%
Security	Principal Amount (000's omitted)	Value
Banks — 13.2%
Australia & New Zealand Banking Group Ltd., 6.75% to 6/15/26(3)(4)(5)	$1,110	$ 1,119,341
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(4)(5)	5,600	5,097,586
Banco Davivienda SA, 6.65% to 4/22/31(3)(4)(5)	1,800	1,269,360
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29(3)(4)(5)	4,421	4,216,593
7.625% to 1/10/28(3)(4)(5)	2,101	2,052,414
8.375% to 10/14/30(3)(4)(5)	2,300	2,273,407
Banco Santander SA, 9.625% to 5/21/33(4)(5)	10,800	11,610,000
Bank of America Corp., Series TT, 6.125% to 4/27/27(4)(5)	11,331	11,311,744
Bank of New York Mellon Corp., Series G, 4.70% to 9/20/25(4)(5)	684	673,894
Bank of Nova Scotia:
4.90% to 6/4/25(4)(5)	3,300	3,151,644
8.00% to 1/27/29, 1/27/84(5)	2,365	2,408,379
8.625% to 10/27/27, 10/27/82(5)	7,900	8,193,517
Barclays PLC:
6.125% to 12/15/25(4)(5)	7,552	7,167,149
8.00% to 3/15/29(4)(5)	7,020	6,808,075
BBVA Bancomer SA, 8.45% to 6/29/33, 6/29/38(3)(5)	1,800	1,880,026
BNP Paribas SA:
4.625% to 2/25/31(3)(4)(5)	2,362	1,924,089
7.75% to 8/16/29(3)(4)(5)	9,400	9,517,904
Citigroup, Inc., Series W, 4.00% to 12/10/25(4)(5)	18,021	16,884,711
Discover Bank, 5.974%, 8/9/28	2,450	2,368,298
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(4)(5)	5,827	5,389,975
HSBC Holdings PLC, 4.60% to 12/17/30(4)(5)	10,317	8,581,618
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	7,374	6,840,607
ING Groep NV, 6.50% to 4/16/25(4)(5)	9,405	9,204,555
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(4)(5)	15,209	14,054,924
Lloyds Banking Group PLC, 7.50% to 6/27/24(4)(5)	11,145	11,047,244
Security	Principal Amount (000's omitted)	Value
Banks (continued)
NatWest Group PLC:
4.60% to 6/28/31(4)(5)	$1,477	$ 1,117,085
6.00% to 12/29/25(4)(5)	3,129	3,056,048
8.00% to 8/10/25(4)(5)	8,348	8,386,317
PNC Financial Services Group, Inc., Series U, 6.00% to 5/15/27(4)(5)	5,000	4,791,851
Societe Generale SA:
5.375% to 11/18/30(3)(4)(5)	6,741	5,524,531
9.375% to 11/22/27(3)(4)(5)	1,350	1,404,311
10.00% to 11/14/28(3)(4)(5)	2,200	2,352,673
Standard Chartered PLC, 4.75% to 1/14/31(3)(4)(5)	4,440	3,602,996
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(5)	11,275	11,738,730
Truist Financial Corp.:
Series P, 4.95% to 9/1/25(4)(5)	1,900	1,855,017
Series Q, 5.10% to 3/1/30(4)(5)	5,618	5,210,167
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	1,499	1,192,295
4.875% to 2/12/27(3)(4)(5)	5,500	4,976,658
6.875% to 8/7/25(4)(5)(6)	2,675	2,650,831
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(3)(5)	7,295	7,548,981
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(4)(5)	17,645	16,544,324
		$ 236,999,869
Capital Markets — 0.7%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(5)	$910	$ 904,410
Charles Schwab Corp.:
Series G, 5.375% to 6/1/25(4)(5)	4,750	4,694,722
Series I, 4.00% to 6/1/26(4)(5)	7,612	6,927,083
		$ 12,526,215
Diversified Financial Services — 1.4%
Air Lease Corp., Series B, 4.65% to 6/15/26(4)(5)	$6,530	$ 6,053,216
Ally Financial, Inc., 6.70%, 2/14/33	2,420	2,430,793
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(4)(5)	9,955	9,357,700
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(4)(5)	2,007	1,828,456
Series W, 7.50% to 2/10/29(4)(5)	4,975	5,238,024
Unifin Financiera SAB de CV, 7.375%, 2/12/26(3)(7)	2,410	176,532
		$ 25,084,721

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.7%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(4)(5)	$1,933	$ 1,755,108
Edison International, Series B, 5.00% to 12/15/26(4)(5)	1,455	1,386,244
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	5,475	5,385,476
Southern California Edison Co., Series E, 9.767%, (3 mo. SOFR + 4.461%)(4)(8)	3,225	3,245,192
		$ 11,772,020
Food Products — 0.6%
Land O' Lakes, Inc., 8.00%(3)(4)	$11,397	$ 10,143,330
		$ 10,143,330
Independent Power and Renewable Electricity Producers — 0.3%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(5)	$5,554	$ 4,809,891
		$ 4,809,891
Insurance — 2.1%
Allianz SE, 3.50% to 11/17/25(3)(4)(5)	$5,800	$ 5,265,243
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(5)	7,050	7,077,957
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(5)	12,676	11,130,967
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(5)	2,904	2,714,664
QBE Insurance Group Ltd., 5.875% to 5/12/25(3)(4)(5)	12,035	11,878,861
		$ 38,067,692
Oil and Gas — 0.3%
Petroleos Mexicanos, 6.50%, 3/13/27	$5,300	$ 4,973,326
		$ 4,973,326
Pipelines — 0.6%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(5)	$11,320	$ 11,745,511
		$ 11,745,511
Telecommunications — 0.4%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(3)(5)	$7,540	$ 7,199,233
		$ 7,199,233
Total Corporate Bonds (identified cost $370,326,946)		$ 363,321,808

Exchange-Traded Funds — 2.0%
Security	Shares	Value
Equity Funds — 2.0%
Global X U.S. Preferred ETF	821,486	$ 16,511,869
iShares Preferred & Income Securities ETF	586,432	18,801,010
Total Exchange-Traded Funds (identified cost $38,220,932)		$ 35,312,879

Preferred Stocks — 2.3%
Security	Shares	Value
Banks — 0.1%
Farm Credit Bank of Texas, 9.656%(3)(8)	8,283	$ 839,689
		$ 839,689
Capital Markets — 0.3%
Affiliated Managers Group, Inc., 4.75%	281,231	$ 5,388,386
		$ 5,388,386
Electric Utilities — 0.7%
Brookfield BRP Holdings Canada, Inc., 4.625%	338,000	$ 5,252,520
SCE Trust III, Series H, 5.75% to 3/15/24(5)	132,296	3,296,816
SCE Trust IV, Series J, 5.375% to 9/15/25(5)	24,025	548,491
SCE Trust V, Series K, 5.45% to 3/15/26(5)	130,020	3,137,383
		$ 12,235,210
Insurance — 0.5%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(5)	198,382	$ 4,997,243
Athene Holding Ltd., Series C, 6.375% to 6/30/25(5)	163,096	4,067,614
		$ 9,064,857
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy LP, Series B, 11.282%, (3 mo. SOFR + 5.905%)(8)	100,472	$ 2,582,130
		$ 2,582,130
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP:
Series A-1, 6.50%	176,286	$ 2,360,469
Series A2, 6.375%	77,741	987,311
		$ 3,347,780

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.4%
U.S. Cellular Corp., 5.50%	392,765	$ 7,270,080
		$ 7,270,080
Total Preferred Stocks (identified cost $49,536,336)		$ 40,728,132

Short-Term Investments — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(9)	36,592,414	$ 36,592,414
Total Short-Term Investments (identified cost $36,592,414)		$ 36,592,414
Total Investments — 125.3%(10) (identified cost $1,869,212,652)		$2,246,994,860
Other Assets, Less Liabilities — (25.3)%		$ (453,559,068)
Net Assets — 100.0%		$1,793,435,792
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at January 31, 2024 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at January 31, 2024 was $220,282,119 and the total market value of the collateral received by State Street Bank and Trust Company was $226,532,673 comprised of cash.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $112,237,109 or 6.3% of the Fund's net assets.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $2,650,831 or 0.1% of the Fund's net assets.
(7)	Issuer is in default with respect to interest and/or principal payments.
(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(10)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	83.2%	$1,868,753,287
Ireland	3.9	87,865,518
Canada	2.7	59,884,901
France	2.3	52,690,063
United Kingdom	2.2	49,766,532
Switzerland	1.1	24,155,455
Spain	0.7	16,707,586
Mexico	0.7	15,572,298
Australia	0.6	12,998,202
Netherlands	0.4	9,204,555
Italy	0.3	7,548,981
Germany	0.2	5,265,243
Colombia	0.1	1,269,360
Exchange-Traded Funds	1.6	35,312,879
Total Investments	100.0%	$2,246,994,860
Abbreviations:
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at January 31, 2024.
Affiliated Investments
At January 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $36,592,414, which represents 2.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$16,799,199	$133,815,535	$(114,022,320)	$ —	$ —	$36,592,414	$339,999	36,592,414
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 90,706,505	$ —	$ —	$ 90,706,505
Consumer Discretionary	69,676,756	—	—	69,676,756
Consumer Staples	156,831,351	—	—	156,831,351
Energy	137,933,687	—	—	137,933,687
Financials	327,805,407	—	—	327,805,407
Health Care	293,680,276	31,966,555	—	325,646,831
Industrials	245,356,449	—	—	245,356,449
Information Technology	158,986,747	—	—	158,986,747
Materials	97,454,195	—	—	97,454,195
Real Estate	79,167,719	—	—	79,167,719
Utilities	81,473,980	—	—	81,473,980
Total Common Stocks	$1,739,073,072	$31,966,555*	$ —	$1,771,039,627
Corporate Bonds	$ —	$363,321,808	$ —	$ 363,321,808
Exchange-Traded Funds	35,312,879	—	—	35,312,879
Preferred Stocks:
Communication Services	7,270,080	—	—	7,270,080
Energy	2,582,130	—	—	2,582,130
Financials	14,453,243	839,689	—	15,292,932

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Real Estate	$ 3,347,780	$ —	$ —	$ 3,347,780
Utilities	12,235,210	—	—	12,235,210
Total Preferred Stocks	$ 39,888,443	$ 839,689	$ —	$ 40,728,132
Short-Term Investments	$ 36,592,414	$ —	$ —	$ 36,592,414
Total Investments	$1,850,866,808	$396,128,052	$ —	$2,246,994,860
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.